Intangible Assets with a Finite Useful Life - Summary of Breakdown and Movements in Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	€ 7,192	€ 6,951
Adoption IFRS 15	(110)
Addition	3,647	2,292
Amortization	(1,599)	(1,793)
Impairment losses / reversals	4	(30)
Disposals	(1)
Exchange differences	(251)	(391)
Capitalized borrowing costs	37	73
Other changes	(30)	90
Ending balance	8,889	7,192
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	2,193	2,458
Addition	703	771
Amortization	(1,171)	(1,263)
Exchange differences	(98)	(147)
Other changes	468	374
Ending balance	2,095	2,193
Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	2,750	2,854
Addition	103	140
Amortization	(422)	(396)
Exchange differences	(64)	(96)
Other changes	894	248
Ending balance	3,261	2,750
Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	134	109
Adoption IFRS 15	(110)
Addition	11	157
Amortization	(6)	(134)
Exchange differences	(1)	(5)
Other changes	5	7
Ending balance	33	134
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	2,115	1,530
Addition	2,830	1,224
Impairment losses / reversals	4	(30)
Disposals	(1)
Exchange differences	(88)	(143)
Capitalized borrowing costs	37	73
Other changes	(1,397)	(539)
Ending balance	€ 3,500	€ 2,115